Revenue From Contracts With Customers - Deferred Sublicense Payments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current and long-term prepaid expenses
Revenue From Contracts With Customers
Deferred sublicense payments	$ 0	$ 319,758
Other assets, net
Revenue From Contracts With Customers
Deferred sublicense payments	$ 807,192	$ 552,730